PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 97.0%
Common Stocks
Aerospace & Defense 1.5%
Curtiss-Wright Corp.	143,766	$16,727,174
Kaman Corp.	206,792	11,814,027
		28,541,201
Banks 6.9%
Ameris Bancorp	256,068	9,748,509
Atlantic Union Bankshares Corp.	300,934	9,912,766
BankUnited, Inc.	697,385	24,255,050
East West Bancorp, Inc.	387,051	19,627,356
Eastern Bankshares, Inc.*(a)	558,498	9,109,102
Enterprise Financial Services Corp.	173,211	6,053,725
First Foundation, Inc.	503,297	10,065,940
Pinnacle Financial Partners, Inc.(a)	362,338	23,334,567
Seacoast Banking Corp. of Florida*	229,337	6,753,975
Wintrust Financial Corp.	258,076	15,765,863
		134,626,853
Biotechnology 4.9%
Amicus Therapeutics, Inc.*	877,935	20,271,519
Apellis Pharmaceuticals, Inc.*	263,022	15,044,859
Argenx SE (Netherlands), ADR*(a)	64,593	18,996,155
Emergent BioSolutions, Inc.*	103,307	9,256,307
Natera, Inc.*	167,409	16,660,544
Turning Point Therapeutics, Inc.*	131,531	16,027,052
		96,256,436
Building Products 1.2%
AZEK Co., Inc. (The)*	179,667	6,908,196
JELD-WEN Holding, Inc.*	625,804	15,870,390
		22,778,586
Capital Markets 4.9%
Ares Management Corp. (Class A Stock)	219,067	10,307,102
Assetmark Financial Holdings, Inc.*	240,868	5,829,006
Brightsphere Investment Group, Inc.	1,580,148	30,465,253
Focus Financial Partners, Inc. (Class A Stock)*	408,809	17,783,192
Hamilton Lane, Inc. (Class A Stock)	48,286	3,768,722

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Lazard Ltd. (Class A Stock)	536,863	$22,709,305
Open Lending Corp. (Class A Stock)*	138,316	4,835,527
		95,698,107
Chemicals 1.6%
Avient Corp.	753,178	30,338,010
Commercial Services & Supplies 1.5%
GFL Environmental, Inc. (Canada)	365,202	10,656,594
Harsco Corp.*(a)	986,827	17,743,150
		28,399,744
Construction & Engineering 4.6%
Great Lakes Dredge & Dock Corp.*	2,110,714	27,798,104
Quanta Services, Inc.	395,803	28,505,732
WillScot Mobile Mini Holdings Corp.*	1,396,896	32,366,080
		88,669,916
Construction Materials 1.5%
Summit Materials, Inc. (Class A Stock)*	1,437,934	28,873,715
Containers & Packaging 1.0%
Crown Holdings, Inc.*	193,719	19,410,644
Diversified Telecommunication Services 0.6%
Bandwidth, Inc. (Class A Stock)*(a)	80,838	12,422,375
Electric Utilities 1.1%
Alliant Energy Corp.	163,993	8,450,559
PNM Resources, Inc.	253,047	12,280,371
		20,730,930
Electronic Equipment, Instruments & Components 3.5%
CDW Corp.	180,672	23,810,763
Cognex Corp.	253,314	20,337,314
Littelfuse, Inc.	46,806	11,919,616
nLight, Inc.*	341,217	11,140,735
		67,208,428

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 6.3%
American Campus Communities, Inc.	311,417	$13,319,305
Cousins Properties, Inc.	668,323	22,388,820
Douglas Emmett, Inc.	218,334	6,370,986
Gaming & Leisure Properties, Inc.	839,604	35,599,210
Independence Realty Trust, Inc.	1,059,373	14,227,379
National Storage Affiliates Trust	142,600	5,137,878
Physicians Realty Trust	471,340	8,389,852
QTS Realty Trust, Inc. (Class A Stock)	129,186	7,994,030
Retail Opportunity Investments Corp.(a)	736,218	9,857,959
		123,285,419
Food & Staples Retailing 3.0%
BJ’s Wholesale Club Holdings, Inc.*(a)	589,361	21,971,378
Performance Food Group Co.*(a)	537,686	25,599,230
Sprouts Farmers Market, Inc.*(a)	538,686	10,827,589
		58,398,197
Food Products 1.7%
Adecoagro SA (Brazil)*	1,442,577	9,809,524
Darling Ingredients, Inc.*	381,522	22,006,189
Vital Farms, Inc.*(a)	84,920	2,149,325
		33,965,038
Health Care Equipment & Supplies 2.0%
BioLife Solutions, Inc.*	111,842	4,461,377
Hill-Rom Holdings, Inc.	120,040	11,760,319
Integra LifeSciences Holdings Corp.*(a)	106,091	6,887,428
Outset Medical, Inc.*(a)	51,466	2,925,328
Silk Road Medical, Inc.*	196,640	12,384,387
		38,418,839
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.*	389,720	19,587,327
Guardant Health, Inc.*	62,059	7,998,164
Molina Healthcare, Inc.*	126,915	26,992,282
		54,577,773

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology 1.3%
Change Healthcare, Inc.*	519,171	$9,682,539
Phreesia, Inc.*	285,326	15,481,789
		25,164,328
Hotels, Restaurants & Leisure 2.8%
Bloomin’ Brands, Inc.	319,401	6,202,767
Jack in the Box, Inc.	271,562	25,200,954
Penn National Gaming, Inc.*(a)	251,518	21,723,610
Rush Street Interactive, Inc.*(a)	60,634	1,312,726
		54,440,057
Independent Power & Renewable Electricity Producers 1.3%
NextEra Energy Partners LP	369,634	24,783,960
Insurance 2.7%
Alleghany Corp.	22,295	13,459,268
Axis Capital Holdings Ltd.	273,836	13,798,596
Lemonade, Inc.*(a)	53,136	6,509,160
ProSight Global, Inc.*	362,819	4,654,968
RenaissanceRe Holdings Ltd. (Bermuda)	84,522	14,015,438
		52,437,430
Internet & Direct Marketing Retail 0.6%
Stamps.com, Inc.*	55,716	10,930,922
IT Services 1.8%
Globant SA (Argentina)*	45,442	9,888,634
Shift4 Payments, Inc. (Class A Stock)*	332,191	25,047,201
		34,935,835
Leisure Products 1.9%
Brunswick Corp.(a)	418,491	31,905,754
YETI Holdings, Inc.*	79,523	5,444,940
		37,350,694
Life Sciences Tools & Services 2.4%
10X Genomics, Inc. (Class A Stock)*	38,756	5,487,849
Avantor, Inc.*	430,033	12,105,429
PPD, Inc.*	511,517	17,504,112

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Seer, Inc.*(a)	37,155	$2,085,882
Syneos Health, Inc.*	129,145	8,798,649
		45,981,921
Machinery 4.5%
Colfax Corp.*	267,071	10,212,795
Kennametal, Inc.	116,959	4,238,594
Lincoln Electric Holdings, Inc.	149,342	17,361,008
Pentair PLC	365,274	19,392,397
Rexnord Corp.	708,051	27,960,934
Westinghouse Air Brake Technologies Corp.	106,076	7,764,763
		86,930,491
Media 0.7%
Cardlytics, Inc.*(a)	95,446	13,626,825
Metals & Mining 1.6%
Agnico Eagle Mines Ltd. (Canada)	262,741	18,525,868
Royal Gold, Inc.(a)	124,210	13,210,975
		31,736,843
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Starwood Property Trust, Inc.	416,098	8,030,691
Oil, Gas & Consumable Fuels 2.8%
PDC Energy, Inc.*(a)	704,462	14,462,605
Targa Resources Corp.	492,115	12,981,994
WPX Energy, Inc.*	3,368,868	27,456,274
		54,900,873
Pharmaceuticals 3.7%
Catalent, Inc.*	100,688	10,478,600
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	45,096	5,204,529
Horizon Therapeutics PLC*	354,991	25,967,592
Jazz Pharmaceuticals PLC*(a)	101,691	16,784,100
Revance Therapeutics, Inc.*	457,156	12,955,801
		71,390,622
Real Estate Management & Development 0.5%
Howard Hughes Corp. (The)*	127,104	10,032,319

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 2.5%
J.B. Hunt Transport Services, Inc.	83,648	$11,430,499
Saia, Inc.*(a)	160,645	29,044,616
TFI International, Inc. (Canada)	175,147	9,034,082
		49,509,197
Semiconductors & Semiconductor Equipment 5.5%
Brooks Automation, Inc.	345,568	23,446,789
Lattice Semiconductor Corp.*	306,776	14,056,476
MACOM Technology Solutions Holdings, Inc.*	77,589	4,270,499
Monolithic Power Systems, Inc.	38,811	14,213,753
ON Semiconductor Corp.*	434,773	14,230,120
SunPower Corp.*(a)	255,014	6,538,559
Tower Semiconductor Ltd. (Israel)*	654,355	16,895,446
Universal Display Corp.	61,438	14,118,452
		107,770,094
Software 4.0%
CyberArk Software Ltd.*	97,849	15,811,420
Everbridge, Inc.*(a)	100,240	14,942,777
PagerDuty, Inc.*(a)	311,450	12,987,465
Smartsheet, Inc. (Class A Stock)*	282,429	19,569,506
Varonis Systems, Inc.*	90,081	14,738,152
		78,049,320
Specialty Retail 3.3%
Boot Barn Holdings, Inc.*	164,742	7,143,213
Burlington Stores, Inc.*(a)	90,814	23,752,402
Five Below, Inc.*(a)	125,270	21,919,744
Vroom, Inc.*	282,280	11,565,012
		64,380,371
Textiles, Apparel & Luxury Goods 0.6%
Kontoor Brands, Inc.	303,917	12,326,873
Thrifts & Mortgage Finance 0.5%
WSFS Financial Corp.	234,290	10,514,935
Trading Companies & Distributors 0.4%
Rush Enterprises, Inc. (Class A Stock)	205,593	8,515,662

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Water Utilities 0.6%
Essential Utilities, Inc.	254,451	$12,032,988

Total Long-Term Investments (cost $1,317,404,042)		1,888,373,462

Short-Term Investments 10.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	39,631,857	39,631,857
PGIM Institutional Money Market Fund (cost $166,105,774; includes $166,074,275 of cash collateral for securities on loan)(b)(w)	166,273,175	166,190,038

Total Short-Term Investments (cost $205,737,631)		205,821,895

TOTAL INVESTMENTS 107.5% (cost $1,523,141,673)		2,094,195,357
Liabilities in excess of other assets (7.5)%		(146,916,656)

Net Assets 100.0%		$1,947,278,701

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $161,859,632; cash collateral of $166,074,275 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).